Fair Value of Options Measured based on Monte Carlo Simulation Mode, Predetermined Market and Service Conditions (Detail) - Predetermined Market Condition and Service Conditions	12 Months Ended
Dec. 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.66%
Expected dividend yield	0.00%
Volatility	62.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	4 years 5 months 27 days
Fair value of options at grant date	$ 0.6
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years
Fair value of options at grant date	$ 0.71